Subsequent Events (Details) - Schedule of company agrees to pay milestone payments - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payment One [Member]
Variable Interest Entity [Line Items]
Payment	$ 50,000	$ 50,000
Milestone	Filing of an Investigational New Drug (or any foreign equivalent) for a Licensed Product	Filing of an Investigational New Drug (or any foreign equivalent) for a Licensed Product
Payment Two [Member]
Variable Interest Entity [Line Items]
Payment	$ 100,000	$ 100,000
Milestone	Dosing of first patient in a Phase 1 Clinical Trial of a Licensed Product	Dosing of first patient in a Phase 1 Clinical Trial of a Licensed Product
Payment Three [Member]
Variable Interest Entity [Line Items]
Payment	$ 250,000	$ 250,000
Milestone	Dosing of first patient in a Phase 2 Clinical Trial of a Licensed Product	Dosing of first patient in a Phase 2 Clinical Trial of a Licensed Product
Payment Four [Member]
Variable Interest Entity [Line Items]
Payment	$ 500,000	$ 500,000
Milestone	Receipt of New Drug Application (“NDA”) (or foreign equivalent) approval for a Licensed Product	Receipt of New Drug Application (“NDA”) (or foreign equivalent) approval for a Licensed Product
Payment Five [Member]
Variable Interest Entity [Line Items]
Payment	$ 1,000,000	$ 1,000,000
Milestone	Achievement of First Commercial Sale of Licensed Product	Achievement of First Commercial Sale of Licensed Product